Revenue from Operations - Summary of Disaggregated Revenues From Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	$ 18,562	$ 18,212	$ 16,311
North America
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	11,163	11,262	10,066
Europe
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	5,105	4,670	4,039
INDIA
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	469	478	480
Rest of the World
Disclosure Of Disaggregated Revenues from Contracts with Customers by Geography, Offerings and Contract Type [Line Items]
Revenues	$ 1,825	$ 1,802	$ 1,726